FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143
                                  -----------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
     ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                     --------------
Date of fiscal year end:   8/31
                          --------
Date of reporting period:  05/31/08
                          ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Smaller Companies Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2008

CONTENTS

Statement of Investments ..................................................   3
Notes to Statement of Investments .........................................   7

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)

                         FRANKLIN TEMPLETON INVESTMENTS

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

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Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

                                                                        INDUSTRY                   SHARES/RIGHTS        VALUE
                                                        ---------------------------------------  ----------------  --------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 90.8%
       AUSTRALIA 6.4%
       Billabong International Ltd....................      Textiles, Apparel & Luxury Goods           369,406     $    4,265,632
       Downer EDI Ltd.................................       Commercial Services & Supplies          3,860,999         26,610,156
       Emeco Holdings Ltd.............................      Trading Companies & Distributors         8,518,917          9,364,718
       Iluka Resources Ltd............................              Metals & Mining                  7,161,198         25,259,487
       Pacific Brands Ltd.............................                Distributors                   1,370,000          2,776,316
       PaperlinX Ltd..................................          Paper & Forest Products              7,001,361         15,125,279
                                                                                                                   --------------
                                                                                                                       83,401,588
                                                                                                                   --------------
       BAHAMAS 1.7%
   (a) Steiner Leisure Ltd............................         Diversified Consumer Services           592,860         22,919,968
                                                                                                                   --------------
       BELGIUM 0.8%
       Barco NV.......................................     Electronic Equipment & Instruments          151,370         10,306,609
                                                                                                                   --------------
       BRAZIL 0.7%
       Companhia de Saneamento de Minas
       Gerais.........................................              Water Utilities                    526,500          9,678,666
                                                                                                                   --------------
       CANADA 4.9%
   (a) ATS Automation Tooling Systems Inc.............                  Machinery                      885,180          5,487,003
       Biovail Corp...................................              Pharmaceuticals                  1,142,600         13,291,528
       Dorel Industries Inc., B.......................              Household Durables                 362,300         11,232,667
   (a) GSI Group Inc..................................     Electronic Equipment & Instruments        1,071,820          8,649,587
       Linamar Corp...................................               Auto Components                   264,100          4,494,019
   (a) MDS Inc........................................     Life Sciences Tools & Services              970,300         18,229,435
   (a) Mega Brands Inc................................       Leisure Equipment & Products              772,900          2,527,723
                                                                                                                   --------------
                                                                                                                       63,911,962
                                                                                                                   --------------
       CHINA 4.9%
   (a) AAC Acoustic Technologies Holdings Inc.........        Communications Equipment               9,478,000          8,586,333
       Bio-Treat Technology Ltd.......................       Commercial Services & Supplies         20,490,417          4,667,178
       China Pharmaceutical Group Ltd.................              Pharmaceuticals                 16,118,000          7,125,279
       People's Food Holdings Ltd.....................              Food Products                   29,293,000         24,536,385
       Sinotrans Ltd., H..............................          Air Freight & Logistics             34,391,000          9,210,065
       Weiqiao Textile Co...Ltd., H...................       Textiles, Apparel & Luxury Goods        9,651,000         10,214,661
                                                                                                                   --------------
                                                                                                                       64,339,901
                                                                                                                   --------------
       FINLAND 2.4%
       Amer Sports OYJ................................          Leisure Equipment & Products           778,180         13,869,631
   (a) Elcoteq SE, A..................................          Communications Equipment               756,951          7,793,383
       Huhtamaki OYJ..................................             Containers & Packaging              863,810          9,229,437
                                                                                                                   --------------
                                                                                                                       30,892,451
                                                                                                                   --------------
       GERMANY 1.9%
       Celesio AG.....................................       Health Care Providers & Services          302,000         12,733,175
   (a) Jenoptik AG....................................     Electronic Equipment & Instruments          977,110          7,841,396
   (a) Logwin AG......................................           Air Freight & Logistics             1,547,850          4,357,202
                                                                                                                   --------------
                                                                                                                       24,931,773
                                                                                                                   --------------
       HONG KONG 5.9%
       Asia Satellite Telecommunications Holdings
          Ltd.........................................   Diversified Telecommunication Services      3,454,500          5,966,872
       Dah Sing Financial Group.......................                Commercial Banks               1,519,600         12,948,592


                     Quarterly Statement of Investments | 3

Templeton Global Smaller Companies Fund

                                                                        INDUSTRY                   SHARES/RIGHTS        VALUE
                                                        ---------------------------------------  ----------------  --------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS
          (CONTINUED)
       HONG KONG (CONTINUED)
       Fountain Set (Holdings) Ltd....................       Textiles, Apparel & Luxury Goods        33,524,000    $    6,099,803
       Giordano International Ltd.....................             Specialty Retail                  20,439,348         8,564,192
       Hang Lung Group Ltd............................    Real Estate Management & Development        1,665,000         8,576,536
       Hopewell Holdings Ltd..........................         Transportation Infrastructure          2,982,000        12,628,469
       Hung Hing Printing Group Ltd...................           Containers & Packaging              20,862,508         5,480,144
   (a) TCL Communication Technology Holdings
          Ltd.........................................              Communications Equipment        143,878,875         4,609,020
       Yue Yuen Industrial Holdings Ltd...............       Textiles, Apparel & Luxury Goods         4,196,500        12,045,001
                                                                                                                   --------------
                                                                                                                       76,918,629
                                                                                                                   --------------
       ISRAEL 0.8%
   (a) Orbotech Ltd...................................      Electronic Equipment & Instruments          614,700        10,529,811
                                                                                                                   --------------
       JAPAN 5.3%
       Descente Ltd...................................       Textiles, Apparel & Luxury Goods         2,333,000        13,673,422
       MEITEC Corp....................................        Commercial Services & Supplies            304,100         8,997,980
       Nichii Gakkan Co...............................       Health Care Providers & Services           739,200         9,996,673
       Sangetsu Co. Ltd...............................             Household Durables                   186,800         3,408,442
       Sohgo Security Services Co. Ltd................     Commercial Services & Supplies             1,337,700        18,293,550
       Takuma Co. Ltd.................................                 Machinery                      2,627,000         8,296,183
       USS Co. Ltd....................................             Specialty Retail                     100,000         6,771,303
                                                                                                                   --------------
                                                                                                                       69,437,553
                                                                                                                   --------------
       NETHERLANDS 4.6%
       Draka Holding NV...............................            Electrical Equipment                  235,136         9,080,214
       Imtech NV......................................         Construction & Engineering               577,230        16,195,176
       OPG Groep NV...................................      Health Care Providers & Services            838,560        20,475,477
       SBM Offshore NV................................        Energy Equipment & Services               370,390        14,700,773
                                                                                                                   --------------
                                                                                                                       60,451,640
                                                                                                                   --------------
       NORWAY 0.9%
   (a) Norske Skogindustrier ASA......................           Paper & Forest Products              1,317,076         6,656,981
       Tomra Systems ASA..............................                  Machinery                       715,996         5,126,781
                                                                                                                   --------------
                                                                                                                       11,783,762
                                                                                                                   --------------
       PHILIPPINES 0.0%(b)
       First Gen Corp.................................        Independent Power Producers &
                                                                     Energy Traders                     610,000           490,861
                                                                                                                   --------------
       SINGAPORE 1.5%
       Huan Hsin Holdings Ltd.........................      Electronic Equipment & Instruments        6,101,000         2,599,985
   (a) Osim International Ltd.........................                 Specialty Retail              10,597,200         2,725,217
   (a) Osim International Ltd., rts., 6/13/08.........                  Specialty Retail              2,649,300            19,466
       Venture Corp. Ltd..............................      Electronic Equipment & Instruments        1,971,000        14,510,962
                                                                                                                   --------------
                                                                                                                       19,855,630
                                                                                                                   --------------
       SOUTH KOREA 7.4%

       Bank of Pusan..................................               Commercial Banks                 1,793,670        26,078,645
       Daeduck Electronics Co. Ltd....................       Electronic Equipment & Instruments       1,221,875         5,644,450
       Daegu Bank Co. Ltd.............................              Commercial Banks                  1,249,460        18,470,014
       Halla Climate Control Corp.....................               Auto Components                  1,104,000        11,810,357
       INTOPS Co. Ltd.................................      Electronic Equipment & Instruments          223,678         5,438,318


                     4 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

                                                                        INDUSTRY                   SHARES/RIGHTS        VALUE
                                                        ---------------------------------------  ----------------  --------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       SOUTH KOREA (CONTINUED)
       People & Telecommunication Inc.................             Communications Equipment             612,718    $    4,677,691
       Sindo Ricoh Co.................................              Office Electronics                  110,350         7,351,301
       Youngone Corp..................................       Textiles, Apparel & Luxury Goods         1,990,740        18,198,839
                                                                                                                   --------------
                                                                                                                       97,669,615
                                                                                                                   --------------
       SWEDEN 1.7%
       D. Carnegie & Co. AB...........................                 Capital Markets                  957,286        13,714,928
       Niscayah Group AB..............................        Commercial Services & Supplies          3,472,830         8,967,442
                                                                                                                   --------------
                                                                                                                       22,682,370
                                                                                                                   --------------
       SWITZERLAND 2.0%
       Verwaltungs- und Privat-Bank AG................                Capital Markets                    75,518        19,345,012
       Vontobel Holding AG............................                Capital Markets                   160,170         6,223,626
                                                                                                                   --------------
                                                                                                                       25,568,638
                                                                                                                   --------------
       TAIWAN 8.0%
   (a) AcBel Polytech Inc.............................           Electrical Equipment                15,774,595         7,935,924
       D-Link Corp....................................           Communications Equipment            11,388,657        18,910,881
       Giant Manufacturing Co. Ltd....................         Leisure Equipment & Products           3,682,000        10,411,903
       Pihsiang Machinery Manufacturing Co.
          Ltd.........................................       Health Care Equipment & Supplies         8,528,000        16,404,044
   (a) Qisda Corp.....................................          Computers & Peripherals               7,282,200         6,524,947
       Simplo Technology Co. Ltd......................            Computers & Peripherals             2,366,360        11,982,555
   (a)  Ta Chong Bank Ltd.............................              Commercial Banks                 52,393,000        17,141,319
       Taiwan Fu Hsing................................               Building Products                9,336,180         5,633,174
       Test-Rite International Co. Ltd................                 Distributors                  16,461,621        10,527,860
                                                                                                                   --------------
                                                                                                                      105,472,607
                                                                                                                   --------------
       THAILAND 4.1%
   (a) Bank of Ayudhya Public Co. Ltd., NVDR..........               Commercial Banks                18,625,300        15,335,009
       Glow Energy Public Co. Ltd., fgn...............         Independent Power Producers &         16,956,900        17,223,340
                                                                   Energy Traders
       Total Access Communication Public Co. Ltd.,
          fgn.........................................      Wireless Telecommunication Services      12,815,000        21,144,750
                                                                                                                   --------------
                                                                                                                       53,703,099
                                                                                                                   --------------
       UNITED KINGDOM 8.9%
       Bodycote PLC...................................                   Machinery                    4,450,330        20,366,227
       Burberry Group PLC.............................        Textiles, Apparel & Luxury Goods          804,310         7,967,092
       Fiberweb PLC...................................               Personal Products                6,160,581         5,309,056
       FKI PLC........................................                   Machinery                    8,321,597        13,971,813
       Future PLC.....................................                     Media                     11,231,610         6,063,382
       GAME Group PLC.................................               Specialty Retail                 3,113,050        17,437,936
       Henderson Group PLC............................                Capital Markets                 5,035,707        12,744,645
       New Star Asset Management Group Ltd............                Capital Markets                 4,833,514        12,975,038
       Yule Catto & Co. PLC...........................                   Chemicals                    6,523,350        19,223,570
                                                                                                                   --------------
                                                                                                                      116,058,759
                                                                                                                   --------------
       UNITED STATES 16.0%
   (a) BearingPoint Inc...............................                  IT Services                   3,015,260         4,100,754
   (a) Chico's FAS Inc................................               Specialty Retail                   700,000         5,327,000
   (a) Convergys Corp.................................                IT Services                       650,230        10,488,210
   (a) Corinthian Colleges Inc........................         Diversified Consumer Services          1,485,640        19,016,192


                     Quarterly Statement of Investments | 5

Templeton Global Smaller Companies Fund

                                                                        INDUSTRY                   SHARES/RIGHTS        VALUE
                                                        ---------------------------------------  ----------------  --------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       UNITED STATES (CONTINUED)
   (a) Domtar Corp....................................              Paper & Forest Products            892,900     $    6,118,892
(a, c) Fuel Systems Solutions Inc.....................                  Auto Components                933,580         26,028,210
   (a) Hibbett Sports Inc.............................                 Specialty Retail              1,098,970         23,100,349
       K-Swiss Inc., A................................        Textiles, Apparel & Luxury Goods         343,752          5,506,907
(a, c) Leapfrog Enterprises Inc.......................           Leisure Equipment & Products        2,971,610         24,545,499
   (a) LifePoint Hospitals Inc........................         Health Care Providers & Services        357,000         11,420,430
   (a) Pier 1 Imports Inc.............................                 Specialty Retail              3,257,950         23,489,819
       PNM Resources Inc..............................                  Multi-Utilities                680,740         10,108,989
   (a) RC2 Corp.......................................          Leisure Equipment & Products           292,400          5,646,244
   (a) Scholastic Corp................................                       Media                     363,740         11,312,314
       Sealy Corp.....................................               Household Durables              1,751,580         10,894,828
   (a) Select Comfort Corp............................                 Specialty Retail              1,305,830          3,852,199
   (a) Sharper Image Corp.............................                 Specialty Retail                522,820             83,651
(a, c) West Marine Inc................................                 Specialty Retail              1,991,430          8,961,435
                                                                                                                   --------------
                                                                                                                      210,001,922
                                                                                                                   --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $1,171,698,964).......................                                                              1,191,007,814
                                                                                                                   --------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
       SHORT TERM INVESTMENTS 9.5%
       U.S. GOVERNMENT AND AGENCY SECURITIES 9.5%
   (d) FHLB, 6/02/08..................................                                             $18,018,000         18,018,000
   (d) FHLB, 7/11/08..................................                                              20,000,000         19,954,600
   (d) FHLB, 9/05/08 - 5/05/09........................                                              26,670,000         26,300,127
       FHLB, 2.20%, 1/14/09...........................                                              20,000,000         19,955,880
       FHLB, 2.56%, 2/13/09...........................                                              25,000,000         24,993,425
   (d) FHLMC, 1/05/09.................................                                              15,000,000         14,793,405
                                                                                                                   --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $124,154,663).........................                                                                124,015,437
                                                                                                                   --------------
       TOTAL INVESTMENTS (COST $1,295,853,627)
          100.3%......................................                                                              1,315,023,251
       OTHER ASSETS, LESS LIABILITIES
          (0.3)%......................................                                                                 (3,805,354)
                                                                                                                   --------------
       NET ASSETS 100.0%..............................                                                             $1,311,217,897
                                                                                                                   ==============

SELECTED PORTFOLIO ABBREVIATIONS
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
NVDR - Non-Voting Depository Receipt

(a)  Non-income producing for the twelve months ended May 31, 2008.

(b)  Rounds to less than 0.1% of net assets.

(c)  See Note 4 regarding holdings of 5% voting securities.

(d)  The security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1.   ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company.

2.   SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured


                     Quarterly Statement of Investments | 7

Templeton Global Smaller Companies Fund

2.   SECURITY VALUATION (CONTINUED)

against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3.   INCOME TAXES

At May 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments................................   $1,295,853,627
                                                      --------------
Unrealized appreciation............................   $  261,530,553
Unrealized depreciation............................     (242,360,929)
                                                      --------------
Net unrealized appreciation (depreciation).........   $   19,169,624
                                                      ==============

4.   HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Global Smaller Companies Fund for the nine months ended May 31, 2008, were as shown below.

                                 NUMBER OF SHARES                         NUMBER OF SHARES     VALUE AT                   REALIZED
                                HELD AT BEGINNING    GROSS       GROSS       HELD AT END        END OF      INVESTMENT    CAPITAL
NAME OF ISSUER                      OF PERIOD      ADDITIONS  REDUCTIONS      OF PERIOD         PERIOD        INCOME    GAIN (LOSS)
------------------------------  -----------------  ---------  ----------  ----------------  --------------  ----------  -----------
NON-CONTROLLED AFFILIATES
Fuel Systems Solutions Inc. ..         933,580         --            --        933,580      $26,028,210        $--      $        --
Leapfrog Enterprises Inc. ....       2,971,610         --            --      2,971,610       24,545,499         --               --
Sharper Image Corp. ..........         937,400         --       414,580        522,820               --(a)      --       (7,011,977)
West Marine Inc. .............       1,991,430         --            --      1,991,430        8,961,435         --               --
                                                                                            -----------        ---      -----------
   TOTAL AFFILIATED
      SECURITIES(4.54% of Net
      Assets) ...............                                                               $59,535,144        $--      $(7,011,977)
                                                                                            ===========        ===      ===========

(a)  As of May 31, 2008 no longer an affiliate.


                     8 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

5.   NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By  /s/GALEN G. VETTER
  ---------------------------------
   Galen G. Vetter
   Chief Executive Officer -
   Finance and Administration

Date  July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/GALEN G. VETTER
   ---------------------------------
    Galen G. Vetter
    Chief Executive Officer -
    Finance and Administration

Date  July 25, 2008

By  /s/LAURA F. FERGERSON
   ---------------------------------
    Laura F. Fergerson
    Chief Financial Officer and
    Chief Accounting Officer

Date  July 25, 2008